Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Linde Hansen Contrarian Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Linde Hansen Contrarian Value Fund (the “Fund”) is long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 8 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 7 % of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In order to accomplish the Fund’s objectives, the ~~Adviser will use its disciplined, contrarian value strategy to invest in equities (primarily common stock, but the Fund may also invest in American Depository Receipts (ADRs), preferred stock and/or other securities convertible into common stock), traded on U.S. based exchanges; building concentrated, long-only portfolios.  The Adviser will not buy any securities on exchanges located outside of the United States.  The Adviser will not sell common stock short nor will it use derivatives as part of its strategy.~~

~~The Adviser believes owning undervalued securities of companies expected to realize an improving trend in profitability will, over time, generate strong real-returns and control risk.  The Adviser targets for initial purchase the securities of companies traded on U.S. based exchanges with an equity market capitalization of $200 million or larger.  The Adviser places no limits with regard to capitalization exposure.~~

~~The Adviser , is a contrarian, value-oriented, bottom-up, fundamental research investment manager. The Adviser strives to identify situations where the common stock price is not currently reflecting the true earnings potential of the underlying company.  Generally these situations arise when a company has fallen upon financial adversity and the consensus agrees that recovery is unlikely.  This creates an opportunity for the Adviser to identify changes occurring at the company or within the industry (catalysts) that it believes will enable profitability to return to normal levels.  The Adviser’s investment process enables it to take positions in these companies - contrary to consensus thought - when detailed analysis supports the case.~~

~~Its investment process begins with proprietary screens designed to identify undervalued equity securities traded on U.S. based exchanges.  Those equities that are attractive from a valuation basis become candidates for further research. Should a value-enhancing catalyst or “special situation” (for example, new management, restructuring, reorganization, acquisition, divestiture, new product, consolidation, deregulation, re-regulation, reversal of supply/demand imbalances) be identified for an individual company, in-depth fundamental research is then performed to validate the catalyst and to derive forecasts for earnings and trends in return on invested capital (ROIC), return on assets (ROA) and return on equity (ROE). Those equities with strong value-enhancing catalysts, the potential for an improving trend in ROIC and deemed to have adequate total return potential are included in the portfolio.~~

~~All portfolio holdings are continuously monitored and evaluated based upon their progress relative to the Adviser’s expectations for earnings growth and improving profitability.  Portfolio positions may be sold when the Adviser determines that the investment has reached its full value, profitability expectations have been met, the initial reason for owning is no longer valid, an unexpected change in the business or industry causes the initial investment thesis to change with negative implications, a better investment opportunity arises or a position weighting needs to be downsized for portfolio management reasons.~~

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•

General Risks. There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

•

Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

•

Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

•

Non-Diversified Portfolio Risk. The Fund is “non-diversified,” and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

•

Foreign (Non-U.S.) Securities Risk. Investments in foreign securities (including American Depository Receipts, or ADRs) carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

•

Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

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Large Capitalization Company Risk.  The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

•

Mid-Capitalization Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

•

Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

•

Risks of Investing in a Managed Fund. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

•

Limited Operating History. The Fund and the Adviser each have a limited history of operations.  Additionally, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale.  The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is "non-diversified," and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. ~~Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7933.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7933
Linde Hansen Contrarian Value Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,817
Linde Hansen Contrarian Value Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	560
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,427

[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	Pursuant to an operating expense limitation agreement between Linde, Hansen & Co., LLC (the " Adviser ") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs, taxes or extraordinary expenses) for the Fund do not exceed 1.40% and 1.15%, of the Fund's average net assets, for Class A and Class I shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.